Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Profit or loss [abstract]
General and administrative expenses	$ 24,967	$ 18,656		$ 120,099		$ 12,729		$ 16,567
Research and development expenses, net	2,547	1,640		11,228		3,059		2,711
Selling and marketing expenses	1,240	1,380		4,112		992		661
Amortization of Intangible Assets	1,452	2,075
Impairment and amortization				10,850		11,085
Listing expenses								16,802
Operating loss	(30,206)	(23,751)		(146,289)		(27,865)		(36,741)
Finance expenses	36,358	10,724		40,703		13,493		7,891
Finance income	21,114	9,854		12,402		5,957		1,580
Gain from remeasurement of investment in associated company	158							22,164
Share of net profit (loss) of associated companies								(101)
Loss before income tax	(45,450)	(24,621)		(174,590)		(35,401)		(20,989)
Income tax
Net loss	(45,450)	(24,621)		(174,590)		(35,401)		(20,989)
Other comprehensive loss	(3,166)	(1,691)		(3,130)		(1,265)		(283)
Total comprehensive loss	(48,616)	(26,312)		(177,720)		(36,666)		(21,272)
Net loss attributable to:
Equity holders of the Company	(44,348)	(23,638)		(169,178)		(31,092)		(20,914)
Non- controlling interest	$ (1,102)	$ (983)		$ (5,412)		$ (4,309)		$ (75)
Basic loss per share attributable to shareholders	$ (152,000)	$ (4,065,000)	[1]	$ (37)	[2],[3]	$ (138,537)	[2],[3]	$ (9,272,541)	[2],[3]
Diluted loss per share attributable to shareholders	$ (152,000)	$ (4,065,000)	[1]	$ (37)	[2],[3]	$ (138,537)	[2],[3]	$ (9,272,541)	[2],[3]

[1]	The share and per share information in these financial statements reflects the 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits that became effective on January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares. See also Note 1.D to 1.K.
[2]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1-for-4.8828125, 1-for-20 and 1-for-2.285 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Note 1. F-1.K and 26.3, 26.6 and 26.7.
[3]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8,1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025 February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Note 1.F- 1.K and 26.3, 26.5 and 26.6.